Equity (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of classes of share capital [abstract]
Schedule of share capital
	Amount of	Number of ordinary nominative shares
	share capital	Total	Class A	Class B
December 31, 2023	7	134,412,014	21,365,297	113,046,717
Share based compensation	-	270,242	270,242	-
Equity awards settled with treasury shares	-	(308,661)	(308,661)	-
Equity compensation with treasury shares	-	(1,333,333)	(1,333,333)	-
Share buyback	-	2,556,212	2,556,212	-
Treasury shares reserve	-	(914,218)	(914,218)	-
Class B converted to class A	-	-	863,033	(863,033)
December 31, 2024	7	134,682,256	22,498,572	112,183,684

	Amount of	Number of ordinary nominative shares
	share capital	Total	Class A	Class B
January 1, 2023	7	133,814,311	19,969,110	113,845,201
Share based compensation	-	597,703	597,703	-
Class B converted to class A	-	-	798,484	(798,484)
Share buyback	-	1,500,000	1,500,000	-
Equity compensation with treasury shares	-	(1,333,333)	(1,333,333)	-
Equity awards settled with treasury shares	-	(166,667)	(166,667)	-
December 31, 2023	7	134,412,014	21,365,297	113,046,717

Schedule of treasury share reserve
	Number of shares	Average cost
December 31, 2023	-	-
Treasury shares acquired	2,556,212	14,098
Treasury shares reissued	(1,641,994)	(7,641)
December 31, 2024	914,218	6,457

	Number of shares	Average cost
January 1, 2023	-	-
Treasury shares acquired	1,500,000	8,854
Treasury shares reissued	(1,500,000)	(8,854)
December 31, 2023	-	-